Loans - Loans by Credit Quality Indicators (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	$ 2,000,969	$ 1,951,738	$ 1,887,221	$ 1,745,073
Pass
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			1,752,599	1,536,626
Special Mention
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			65,761	114,323
Substandard
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			68,861	94,124
Doubtful
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			0	0
Loss
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			0	0
Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	1,198,840	1,154,210	1,109,315	1,031,641
Commercial real estate | Pass
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	1,067,364	1,048,392	1,011,025	868,787
Commercial real estate | Special Mention
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	71,843	54,664	62,907	75,397
Commercial real estate | Substandard
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	59,633	51,154	35,383	87,457
Commercial real estate | Doubtful
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	0	0	0	0
Commercial real estate | Loss
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	0	0	0	0
Owner-occupied commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	124,466	125,657	127,114	125,613
Owner-occupied commercial real estate | Pass
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	119,271	122,006	121,621	122,065
Owner-occupied commercial real estate | Special Mention
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	0	1,947	1,963	2,149
Owner-occupied commercial real estate | Substandard
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	5,195	1,704	3,530	1,399
Owner-occupied commercial real estate | Doubtful
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	0	0	0	0
Owner-occupied commercial real estate | Loss
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	0	0	0	0
Acquisition, construction & development
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	92,730	99,886	94,450	109,518
Acquisition, construction & development | Pass
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	69,858	52,786	68,220	72,895
Acquisition, construction & development | Special Mention
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	779	22,900	836	36,623
Acquisition, construction & development | Substandard
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	22,093	24,200	25,394	0
Acquisition, construction & development | Doubtful
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	0	0	0	0
Acquisition, construction & development | Loss
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	0	0	0	0
Commercial & industrial
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	59,142	50,101	53,514	58,818
Commercial & industrial | Pass
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	59,142	50,101	53,273	58,763
Commercial & industrial | Special Mention
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	0	0	0	55
Commercial & industrial | Substandard
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	0	0	241	0
Commercial & industrial | Doubtful
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	0	0	0	0
Commercial & industrial | Loss
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	0	0	0	0
Single family residential (1-4 units)
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	522,944	518,775	499,362	415,594
Single family residential (1-4 units) | Pass
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	521,087	516,649	494,994	410,227
Single family residential (1-4 units) | Special Mention
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	0	0	55	99
Single family residential (1-4 units) | Substandard
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	1,857	2,126	4,313	5,268
Single family residential (1-4 units) | Doubtful
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	0	0	0	0
Single family residential (1-4 units) | Loss
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	0	0	0	0
Consumer non-real estate and other
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	2,847	3,109	3,466	3,889
Consumer non-real estate and other | Pass
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	2,847	3,109	3,466	3,889
Consumer non-real estate and other | Special Mention
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	0	0	0	0
Consumer non-real estate and other | Substandard
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	0	0	0	0
Consumer non-real estate and other | Doubtful
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	0	0	0	0
Consumer non-real estate and other | Loss
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	$ 0	$ 0	$ 0	$ 0